MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 5.1%
Capital Goods: 0.9%
	BCD Acquisition Inc
100,000	9.625%, 9/15/23 [1]	$102,500

Diversified Financial Services: 0.9%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	104,375

Energy: 1.4%
	CITGO Petroleum Corp
100,000	6.250%, 8/15/22 [1]	101,500
	Gulfport Energy Corp
75,000	6.625%, 5/1/23	58,875
		160,375
Steel: 0.9%
	Allegheny Technologies Inc
100,000	7.875%, 8/15/23	108,852

Telecommunications: 1.0%
	Sprint Corp
100,000	7.875%, 9/15/23	110,096

TOTAL CORPORATE BONDS
(Cost $593,032)		586,198

BANK LOANS: 91.3%
Aerospace/Defense: 2.2%
	Transdigm (02/18)
248,106	4.544% (1 Month LIBOR + 2.500%), 8/22/24 [2,3]	247,374

Automotive & Auto Parts: 3.3%
	Autokiniton
150,000	7.882%, 5/22/25 [2,3,4,5]	143,625
	Trico Group Incremental
243,750	9.104% 1 Month LIBOR + 7.000%), 2/2/24 [2,3]	239,484
		383,109
Broadcasting: 3.3%
	Diamond Sports Group T/L (Sinclair/Regional Sports Network)
50,000	5.300% (1 Month LIBOR + 3.250%), 8/24/26 [2,3]	50,360
	Gray Television (10/18)
74,438	4.832% (3 Month LIBOR + 2.500%), 1/2/26 [2,3]	74,804
	Nexstar Broadcasting (6/19)
150,000	4.807% (1 Month LIBOR + 2.750%), 9/19/26 [2,3]	150,855
	Sinclair Television Group
100,000	4.540% (1 Month LIBOR + 2.500%), 9/30/26 [2,3]	100,542
		376,561
Building Materials: 1.7%
	USIC Holdings (US Infrastructure)
199,011	5.044% (1 Month LIBOR + 3.000%), 12/9/23 [2,3]	197,767

Cable/Satellite TV: 2.1%
	Cogeco Communications (USA) II
245,009	4.294% (1 Month LIBOR + 2.250%), 1/4/25 [2,3]	245,469

Capital Goods: 5.7%
	Safety Products / JHC Acquisition Corp
123,483	6.544% (1 Month LIBOR + 2.250%), 6/28/26 [2,3]	121,631
	Safety Products / JHC Acquisition Corp DD
15,097	1.000%, 6/28/26 [2,3,4,5]	14,870
	SLV
EUR 500,000	4.250% (1 Month EURIBOR + 4.250%), 12/16/23 [2,3]	512,278
		648,779
Chemicals: 2.1%
	PQ Corp (3rd Amend)
236,699	4.756% (3 Month LIBOR + 2.500%), 2/8/25 [2,3]	237,439

Consumer-Products: 2.8%
	Sunshine Luxembourg VII
125,000	2.000%, 9/25/26 [2,3,4,5]	125,742
	TGP Holdings III (Traeger Grills) (03/18)
200,000	6.580%, 9/25/24 [2,3,4,5]	190,500
		316,242
Containers: 2.4%
	Berry Global (Berry Plastics)
149,625	4.549% (1 Month LIBOR + 2.500%), 5/15/26 [2,3]	150,521
	Liqui-Box
125,000	7.000%, 6/3/26 [2,3,4,5]	124,062
		274,583
Diversified Financial Services: 0.7%
	Financial & Risk (Refinitiv/Thompson Reuters)
74,624	5.794% (1 Month LIBOR + 3.750%), 10/1/25 [2,3]	75,106

Diversified Media: 0.7%
	Clear Channel Outdoor Holdings
75,000	5.544% (1 Month LIBOR + 3.500%), 8/23/26 [2,3]	75,315

Environmental: 2.1%
	GFL Environmental
245,146	5.044% (1 Month LIBOR + 3.000%), 5/31/25 [2,3]	243,461

Food/Beverage/Tobacco: 2.1%
	H-Food (Hearthside Food)
248,741	5.731% (1 Month LIBOR + 3.688%), 5/31/25 [2,3]	234,811

Gaming: 7.4%
	Boyd Gaming
222,040	4.166% (1 Week LIBOR + 2.250%), 9/15/23 [2,3]	223,012
	Jackpotjoy PLC
EUR 500,000	4.000%, 12/6/24 [2,3,4,5]	546,683
	PCI Gaming
74,813	5.044% (1 Month LIBOR + 3.000%), 5/31/26 [2,3]	75,367
		845,062
Healthcare: 16.2%
	Air Methods T/L B (ASP AMC)
149,237	5.830% (3 Month LIBOR + 3.500%), 4/21/24 [2,3]	121,926
	Aldevron
100,000	6.388%, 10/31/26 [2,3,4,5]	100,500
	Amneal Pharmaceuticals Initial
238,791	5.563% (1 Month LIBOR + 3.500%), 5/4/25 [2,3]	205,062
	Curium BidCo
EUR 250,000	3.750% (3 Month EURIBOR + 3.750%), 7/11/26 [2,3]	275,895
	Mallinckrodt International
470,007	5.080% (3 Month LIBOR + 2.750%), 9/24/24 [2,3]	354,268

	National Mentor Holdings (Civitas)
70,261	6.300% (1 Month LIBOR + 4.250%), 3/8/26 [2,3]	70,665
4,386	6.300% (1 Month LIBOR + 4.250%), 3/8/26 [2,3]	4,411
	RegionalCare Hospital Partners (Lifepoint)
198,500	6.554% (1 Month LIBOR + 4.500%), 11/16/25 [2,3]	198,981
	Rodenstock
EUR 500,000	5.250% (3 Month EURIBOR + 5.250%), 6/15/26 [2,3]	516,706
		1,848,414
Insurance: 2.1%
	USI Incremental
248,101	5.104% (3 Month LIBOR + 3.000%), 5/16/24 [2,3]	244,329

Leisure: 0.4%
	GBT Group Services (Global Business Travel)
49,500	4.676% (3 Month LIBOR + 2.500%), 7/20/25 [2,3]	49,747

Metals/Mining: 2.1%
	AMG Advanced Metallurgical
244,353	5.044% (1 Month LIBOR + 3.000%), 2/1/25 [2,3]	241,299

Services: 12.8%
	Capri Acquisitions (Redtop/CPA Global)
109,238	5.256% (3 Month LIBOR + 3.000%), 11/30/24 [2,3]	108,111
	Evergood B1E (Nets)
EUR 534,511	3.250% (3 Month EURIBOR + 3.250%), 2/6/25 [2,3]	579,519
	Frontdoor (AHS Holding)
246,256	4.563% (1 Month LIBOR + 2.500%), 8/16/25 [2,3]	247,950
	Gems Menasa (Global Education Management) (GEMS Education)
149,625	7.044% (1 Month LIBOR + 5.000%), 8/1/26 [2,3]	149,157
	J2 Acquisition (API Group)
100,000	4.632%, 8/31/26 [2,3,4,5]	100,500
	KAR Auction Services (09/19)
73,197	4.313%, 9/19/26 [2,3,4,5]	73,632
	Servpro Borrower
124,375	7.500%, (Prime + 2.500%) 4/12/26 [2,3]	124,530
	US Foods (08/19)
75,000	4.050% (1 Month LIBOR + 2.000%), 9/13/26 [2,3]	75,360
		1,458,759
Technology: 12.3%
	Dawn Acquisition
248,125	5.854% (3 Month LIBOR + 3.750%), 12/31/25 [2,3]	235,719

	Digicert Buyer
125,000	6.253%, 8/8/26 [2,3,4,5]	124,766
	Maxar Technologies (MacDonald Dettwiler)
92,489	4.870% (1 Month LIBOR + 2.750%), 10/5/24 [2,3]	81,754
	SuperMoose Borrower (CentralSquare Tech)
297,750	5.794% (1 Month LIBOR + 3.750%), 8/29/25 [2,3]	279,885
	Toro Private (03/19) (Travelport Finance)
250,000	7.104% (3 Month LIBOR + 5.000%), 5/30/26 [2,3]	227,054
	Triton Solar US
170,625	8.044% (1 Month LIBOR + 6.000%), 10/29/24 [2,3]	160,921
	Web.Com Group (08/18)
295,320	5.778% (1 Month LIBOR + 3.750%), 10/11/25 [2,3]	291,015
		1,401,114
Telecommunications: 2.1%
	Telesat Canada T/L 2018 B-4
244,997	4.610% (3 Month LIBOR + 2.500%), 11/17/23 [2,3]	245,946

Utilities: 4.7%
	Calpine Corporation
244,855	4.610% (3 Month LIBOR + 2.500%), 1/15/24 [2,3]	245,797
	Edgewater (SPAde Facilities)
223,313	5.794% (1 Month LIBOR + 3.750%), 12/13/25 [2,3]	221,081
	Heritage Power
75,000	8.205% (6 Month LIBOR + 6.000%), 8/2/26 [2,3]	73,734
		540,612
TOTAL BANK LOANS
(Cost $10,712,380)		10,431,298

TOTAL INVESTMENTS IN SECURITIES: 96.4%
(Cost $11,305,412)		11,017,496
Other Assets in Excess of Liabilities: 3.6%		413,237
TOTAL NET ASSETS: 100.0%		$11,430,733

†	In USD unless otherwise indicated.
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
LIBOR -	London Interbank Offered Rate
Prime -	United States Prime Lending Rate
USD -	United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2019 the value of these securities amounted to $204,000 or 1.8% of net assets.

[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Variable rate security; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	All or a portion of the loan may be unfunded, reference rate information is unavailable.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2019 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Unrealized
Date	to be Delivered	September 30, 2019	to be Received	September 30, 2019	Appreciation
12/11/19	EUR 2,200,000	$2,411,355	$2,449,260	$2,449,260	$37,905

Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$586,198	$–	$586,198
Bank Loans	–	10,431,298	–	10,431,298
Total Assets	$–	$11,017,496	$–	$11,017,496
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$37,905	$–	$–

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.